Goodwill and Other Intangible Assets - Finite-lived and Indefinite-lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	$ 76,070		$ 75,404
Finite-lived intangible assets, accumulated amortization	(38,643)	[1]	(33,186)	[1]
Finite-lived intangible assets, less accumulated amortization	37,427		42,218
Total indefinite-lived intangible assets	8,586		8,966
Intangible assets, gross carrying amount	84,656	[1]	84,370	[1]
Identifiable intangible assets, less accumulated amortization	46,013	[1]	51,184	[1]
Indefinite Lived Brands [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Brands	7,828		7,694
In Process Research And Development [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
In-process research and development	688		1,200
Trademarks [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Trademarks	70		72
Developed Technology Rights [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	73,112		72,678
Finite-lived intangible assets, accumulated amortization	(37,069)		(31,922)
Finite-lived intangible assets, less accumulated amortization	36,043		40,756
Brands [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	1,873		1,678
Finite-lived intangible assets, accumulated amortization	(781)		(687)
Finite-lived intangible assets, less accumulated amortization	1,092		991
License Agreements [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	1,085		1,048
Finite-lived intangible assets, accumulated amortization	(793)		(577)
Finite-lived intangible assets, less accumulated amortization	$ 292		$ 471

[1]	The decrease is primarily related to amortization, as well as impairment charges (see Note 4. Other Deductions—Net), partially offset by the assets acquired as part of the acquisitions of NextWave, Ferrosan and Alacer (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).